Basis of Presentation and Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Estimated Useful Lives Of Assets
Asset	Estimated useful life
Cable, Wireless and telecommunications distribution system	3-20 years
Digital cable terminals and modems	3-5 years
Satellite audio, video and data network equipment and DTH receiving equipment	3-15 years
Buildings	15-40 years
Data centre infrastructure	3-21 years
Data processing	4-10 years
Other	4-20 years

Disaggregation of revenue

		2018
	2019	(restated, note 2)
	$	$
Services
Wireline - Consumer	3,707	3,725
Wireline - Business	593	567
Wireless	694	564
	4,994	4,856
Equipment and other
Wireless	353	337
	353	337
Intersegment eliminations	(7)	(4)
Total revenue	5,340	5,189

Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of initial application of standards or interpretations [line items]
Effect of transition to IFRS 15 and adoption of new accounting policy - Condensed consolidated Statement of Cash Flows
	Year ended August 31, 2018
			Change in
	As	IFRS 15	accounting	Subsequent
(millions of Canadian dollars)	reported	transition	policy	to transition
OPERATING ACTIVITIES
Funds flow from continuing operations	1,259	(82)	-	1,177
Net change in non-cash balances related to continuing operations	102	82	(6)	178
Operating activities of discontinued operations	(2)	-	-	(2)
	1,359	-	(6)	1,353
INVESTING ACTIVITIES
Additions to property, plant and equipment	(1,127)	-	6	(1,121)
Additions to equipment costs (net)	(49)	-	-	(49)
Additions to other intangibles	(131)	-	-	(131)
Proceeds on sale of spectrum licenses	35	-	-	35
Purchase of spectrum licenses	(25)	-	-	(25)
Proceeds on sale of discontinued operations, net of cash sold	18	-	-	18
Net additions to investments and other assets	88	-	-	88
Proceeds on disposal of property, plant and equipment	9	-	-	9
	(1,182)	-	6	(1,176)
FINANCING ACTIVITIES
Increase in short-term borrowings	40	-	-	40
Increase in long-term debt	10	-	-	10
Issue of Class B Non-Voting Shares	43	-	-	43
Dividends paid on Class A Shares and Class B Non-Voting Shares	(384)	-	-	(384)
Dividends paid on Preferred Shares	(8)	-	-	(8)
Other	(1)	-	-	(1)
	(300)	-	-	(300)
Increase (decrease) in cash	(123)	-	-	(123)
Cash, beginning of the period	507	-	-	507
Cash, end of the period	384	-	-	384

Comparative Amounts Reported in Consolidated Statements of Income
	Year ended August 31, 2018
			Change in
	As	IFRS 15	accounting	Subsequent
(millions of Canadian dollars)	reported	transition	policy	to transition
Revenue	5,239	(50)	-	5,189
Operating, general and administrative expenses	(3,150)	18	-	(3,132)
Restructuring costs	(446)	-	-	(446)
Amortization:
Deferred equipment revenue	30	-	-	30
Deferred equipment costs	(110)	-	-	(110)
Property, plant and equipment, intangibles and other	(932)	-	(13)	(945)
Operating income from continuing operations	631	(32)	(13)	586
Amortization of financing costs – long-term debt	(3)	-	-	(3)
Interest expense	(248)	-	-	(248)
Equity income of an associate or joint venture	(200)	-	-	(200)
Other gains	29	3	-	32
Income from continuing operations before income taxes	209	(29)	(13)	167
Current income tax expense	137	-	-	137
Deferred income tax expense	6	(12)	(3)	(9)
Net income from continuing operations	66	(17)	(10)	39
Loss from discontinued operations, net of tax	(6)	-	-	(6)
Net income	60	(17)	(10)	33
Net income from continuing operations attributable to:
Equity shareholders	66	(17)	(10)	39
Loss from discontinued operations attributable to:
Equity shareholders	(6)	-	-	(6)
Basic earnings (loss) per share
Continuing operations	0.11	-	-	0.06
Discontinued operations	(0.01)	-	-	(0.01)
	0.10	-	-	0.05
Diluted earnings (loss) per share
Continuing operations	0.11	-	-	0.06
Discontinued operations	(0.01)	-	-	(0.01)
	0.10	-	-	0.05

Comparative Amounts Reported in Consolidated Statements of Financial Position
	As at August 31, 2018				As at September 1, 2017
			Change in				Change in
	As	IFRS 15	accounting	Subsequent	As	IFRS 15	accounting	Subsequent
(millions of Canadian dollars)	reported	transition	policy	to transition	reported	transition	policy	to transition
ASSETS
Current
Cash	384	-	-	384	507	-	-	507
Accounts receivable	255	-	(2)	253	286	-	-	286
Inventories	101	-	(40)	61	109	-	(50)	59
Other current assets	286	(13)	-	273	155	24	-	179
Current portion of contract assets	-	59	-	59	-	15	-	15
Assets held for sale	-	-	-	-	61	-	-	61
	1,026	46	(42)	1,030	1,118	39	(50)	1,107
Investments and other assets	660	-	-	660	937	-	-	937
Property, plant and equipment	4,672	-	30	4,702	4,344	-	50	4,394
Other long-term assets	300	(102)	(1)	197	255	(39)	-	216
Deferred income tax assets	4	-	-	4	4	-	-	4
Intangibles	7,482	-	-	7,482	7,435	-	-	7,435
Goodwill	280	-	-	280	280	-	-	280
Contract assets	-	76	-	76	-	44	-	44
	14,424	20	(13)	14,431	14,373	44	-	14,417
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	40	-	-	40	-	-	-	-
Accounts payable and accrued liabilities	971	(1)	-	970	913	(4)	-	909
Provisions	245	-	-	245	76	-	-	76
Income taxes payable	133	-	-	133	151	-	-	151
Unearned revenue	221	(221)	-	-	211	(211)	-	-
Current portion of contract liabilities	-	226	-	226	-	214	-	214
Current portion of long-term debt	1	-	-	1	2	-	-	2
Liabilities held for sale	-	-	-	-	39	-	-	39
	1,611	4	-	1,615	1,392	(1)	-	1,391
Long-term debt	4,310	-	-	4,310	4,298	-	-	4,298
Other long-term liabilities	13	-	-	13	114	-	-	114
Provisions	179	-	-	179	67	-	-	67
Deferred credits	460	(18)	-	442	490	(21)	-	469
Contract liabilities	-	18	-	18	-	21	-	21
Deferred income tax liabilities	1,894	(7)	(3)	1,884	1,858	5	-	1,863
	8,467	(3)	(3)	8,461	8,219	4	-	8,223
Shareholders' equity
Common and preferred shareholders	5,956	23	(10)	5,969	6,153	40	-	6,193
Non-controlling interests in subsidiaries	1	-	-	1	1	-	-	1
	5,957	23	(10)	5,970	6,154	40	-	6,194
	14,424	20	(13)	14,431	14,373	44	-	14,417

IFRS 15 - Revenue from Contracts with Customers [Member]
Disclosure of initial application of standards or interpretations [line items]
Comparative Amounts Reported in Consolidated Statements of Income
		Year ended August 31, 2018
		As	Effect of	Subsequent to
(millions of Canadian dollars)		reported	transition	transition
Revenue	i.	5,239	(50)	5,189
Operating, general and administrative expenses	ii.	(3,150)	18	(3,132)
Other revenue (expense)		29	3	32
Income tax expense (recovery)		143	(12)	131
Net income (loss) from continuing operations		66	(17)	49

Comparative Amounts Reported in Consolidated Statements of Financial Position
		As at August 31, 2018			As at September 1, 2017
		As	Effect	Subsequent to	As	Effect	Subsequent to
(millions of Canadian dollars)		reported	of transition	transition	reported	of transition	transition

Current portion of contract assets	i.	-	59	59	-	15	15
Other current assets	ii.	286	(13)	273	155	24	179
Contract assets	i.	-	76	76	-	44	44
Other long-term assets	ii.	300	(102)	198	255	(39)	216
Accounts payable and accrued liabilities	i.	971	(1)	970	913	(4)	909
Unearned revenue	i.	221	(221)	-	211	(211)	-
Current portion of contract liabilities	i.	-	226	226	-	214	214
Deferred credits	i.	460	(18)	442	490	(21)	469
Deferred income tax liabilities	ii.	1,894	(7)	1,887	1,858	5	1,863
Contract liabilities	i.	-	18	18	-	21	21
Shareholders' equity		5,957	23	5,980	6,154	40	6,194

Disaggregation of revenue
	Year ended August 31, 2018
	As	Effect of	Subsequent to
(millions of Canadian dollars)	reported	transition	transition
Services
Wireline - Consumer	3,725	-	3,725
Wireline - Business	567	-	567
Wireless	595	(31)	564
	4,887	(31)	4,856
Equipment and other
Wireless	356	(19)	337
	356	(19)	337
Intersegment eliminations	(4)	-	(4)
Total revenue	5,239	(50)	5,189

IFRSs 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Comparative Amounts Reported in Consolidated Statements of Financial Position
			Subsequent to
	As reported as at	Estimated effect of	transition as at
(billions of Canadian dollars)	August 31, 2019	IFRS 16 transition	September 1, 2019

Current assets	0.3	**	0.3
Non-current assets	4.9	1.3	6.2
Current liabilities	1.3	0.2	1.5
Non-current liabilities	6.0	1.1	7.1
Shareholders' equity	6.3	**	6.3
** Amounts less than $0.1 billion.